UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04642

                         Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                             Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Capital Growth Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)
	SHARES	VALUE

COMMON STOCKS—99.2%

Consumer Discretionary—19.0%
Bed Bath & Beyond, Inc.(2)	66,560	$5,149
Home Depot, Inc. (The)	61,990	4,702
NIKE, Inc. Class B	74,180	5,388
PetSmart, Inc.	41,520	3,166
priceline.com, Inc.(2)	4,970	5,024
Ross Stores, Inc.	83,320	6,066
Starbucks Corp.	86,510	6,659
Time Warner, Inc.	47,090	3,099

		39,253

Consumer Staples—9.9%
Coca-Cola Co. (The)	138,540	5,248
Colgate-Palmolive Co.	107,240	6,359
Costco Wholesale Corp.	28,620	3,295
Estee Lauder Cos., Inc. (The) Class A	43,780	3,060
Monster Beverage Corp.(2)	48,390	2,529

		20,491

Energy—5.2%
Core Laboratories N.V.	18,910	3,200
National Oilwell Varco, Inc.	40,170	3,137
Schlumberger Ltd.	49,400	4,365

		10,702

Financials—5.2%
Charles Schwab Corp. (The)	167,390	3,538
Fifth Third Bancorp	101,940	1,839
T. Rowe Price Group, Inc.	74,290	5,344

		10,721

Health Care—8.9%
Cerner Corp.(2)	38,340	2,015
Gilead Sciences, Inc.(2)	48,240	3,031
Intuitive Surgical, Inc.(2)	10,780	4,056
Perrigo Co.	29,450	3,634
Waters Corp.(2)	20,020	2,126
Zoetis, Inc.	114,160	3,553

		18,415

Industrials—12.6%
Danaher Corp.	60,670	4,206
Expeditors International of Washington, Inc.	131,400	5,789
Fastenal Co.	81,630	4,102
MSC Industrial Direct Co., Inc. Class A	43,470	3,536

	SHARES	VALUE

Industrials—(continued)
Precision Castparts Corp.	17,180	$3,904
Roper Industries, Inc.	34,610	4,599

		26,136

Information Technology—33.6%
Accenture plc Class A	58,060	4,275
Amphenol Corp. Class A	95,680	7,404
ANSYS, Inc.(2)	78,960	6,832
Apple, Inc.	22,230	10,598
Applied Materials, Inc.	293,820	5,154
Baidu, Inc. SPON ADR(2)	31,280	4,854
Facebook, Inc. Class A(2)	189,600	9,525
MICROS Systems, Inc.(2)	84,700	4,230
QUALCOMM, Inc.	58,520	3,942
Visa, Inc. Class A	30,220	5,775
Xilinx, Inc.	149,160	6,990

		69,579

Materials—4.8%
Ecolab, Inc.	44,430	4,388
Praxair, Inc.	46,910	5,639

		10,027

TOTAL COMMON STOCKS
(Identified Cost $149,948)		205,324

TOTAL LONG TERM INVESTMENTS—99.2%
(Identified cost $149,948)		205,324

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,760,983	1,761

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,761)		1,761

TOTAL INVESTMENTS—100.1%
(Identified Cost $151,709)		207,085(1)

Other assets and liabilities, net—(0.1)%		(186)

NET ASSETS—100.0%		$206,899

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	September 30,	Level 1
	2013	Quoted Prices

Equity Securities:
Common Stocks	$205,324	$205,324
Short-term Investments	1,761	1,761

Total Investments	$207,085	$207,085

There are no level 2 (significant observable inputs) or level 3 (significant unobservable inputs) priced securities.

Virtus Growth & Income Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.7%

Consumer Discretionary—14.0%
Amazon.com, Inc.(2)	9,500	$2,970
Coach, Inc.	52,000	2,836
Comcast Corp. Class A	63,000	2,844
Express, Inc.(2)	116,000	2,736
Ford Motor Co.	165,000	2,784
Goodyear Tire & Rubber Co. (The)	131,000	2,941
Lear Corp.	41,000	2,934

		20,045

Consumer Staples—3.9%
PepsiCo, Inc.	31,000	2,464
Safeway, Inc.	96,000	3,071

		5,535

Energy—13.4%
Chevron Corp.	21,000	2,551
Continental Resources, Inc.(2)	26,000	2,789
Helmerich & Payne, Inc.	45,000	3,103
Schlumberger Ltd.	33,000	2,916
Tesoro Corp.	51,000	2,243
Valero Energy Corp.	78,000	2,663
WPX Energy, Inc.(2)	149,000	2,870

		19,135

Financials—18.8%
Aflac, Inc.	44,000	2,728
BB&T Corp.	82,000	2,767
BlackRock, Inc.	9,200	2,490
Blackstone Group LP (The)(2)	127,000	3,161
Fifth Third Bancorp	154,000	2,778
Goldman Sachs Group, Inc. (The)	15,000	2,373
JPMorgan Chase & Co.	48,000	2,481
Lincoln National Corp.	66,000	2,771
T. Rowe Price Group, Inc.	38,000	2,733
U.S. Bancorp	70,000	2,561

		26,843

Health Care—10.0%
Abbott Laboratories	85,000	2,821
Biogen Idec, Inc.(2)	11,600	2,793
Gilead Sciences, Inc.(2)	43,000	2,702
UnitedHealth Group, Inc.	42,000	3,008

	SHARES	VALUE

Health Care—(continued)
Zimmer Holdings, Inc.	36,000	$2,957

		14,281

Industrials—15.6%
Alaska Air Group, Inc.	47,000	2,943
Caterpillar, Inc.	31,000	2,585
Cummins, Inc.	23,000	3,056
Deere & Co.	31,000	2,523
Dover Corp.	32,000	2,875
Parker Hannifin Corp.	27,000	2,935
Trinity Industries, Inc.	61,000	2,766
Union Pacific Corp.	17,000	2,641

		22,324

Information Technology—18.1%
Apple, Inc.	8,700	4,148
Cisco Systems, Inc.	104,000	2,436
Citrix Systems, Inc.(2)	39,000	2,754
EMC Corp.	102,000	2,607
Google, Inc. Class A(2)	2,900	2,540
Jabil Circuit, Inc.	122,000	2,645
MasterCard, Inc. Class A	4,500	3,028
NetApp, Inc.	68,000	2,898
QUALCOMM, Inc.	43,000	2,896

		25,952

Materials—4.1%
CF Industries Holdings, Inc.	14,000	2,952
Freeport-McMoRan Copper & Gold, Inc.	89,000	2,944

		5,896

Telecommunication Services—1.8%
Verizon Communications, Inc.	57,000	2,660

TOTAL COMMON STOCKS
(Identified Cost $108,517)		142,671

TOTAL LONG TERM INVESTMENTS—99.7%
(Identified cost $108,517)		142,671

SHORT-TERM INVESTMENTS—0.2%

Money Market Mutual Funds—0.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	219,065	219

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $219)		219

1

Virtus Growth & Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.9%
(Identified Cost $108,736)	142,890(1)

Other assets and liabilities, net—0.1%	95

NET ASSETS—100.0%	$142,985

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$142,671	$142,671
Short-term Investments	219	219
Total Investments	$142,890	$142,890

There are no level 2 (significant observable inputs) or level 3 (significant unobservable inputs) priced securities.

Virtus International Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

PREFERRED STOCK—9.3%

Financials—2.9%
Banco Bradesco S.A. Sponsored ADR 8.66% (Brazil)	674,000	$	9,355

Information Technology—3.9%
Samsung Electronics Co., Ltd. 4.55% (South Korea)	15,400		12,553

Materials—2.5%
Vale S.A. ADR 5.58% (Brazil)	584,700		8,309

TOTAL PREFERRED STOCK
(Identified Cost $22,311)			30,217

COMMON STOCKS—89.0%

Consumer Staples—13.3%
British American Tobacco plc (United Kingdom)	252,400		13,388
Casino Guichard Perrachon S.A. (France)	65,600		6,760
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	80,567		7,822
Japan Tobacco, Inc. (Japan)	108,500		3,897
Nestle S.A. Registered Shares (Switzerland)	162,000		11,330

			43,197

Energy—14.1%
ENI SpA (Italy)(2)	441,300		10,119
John Wood Group plc (United Kingdom)	355,800		4,620
PetroChina Co., Ltd. Class H (China)	4,194,000		4,629
Petroleo Brasileiro S.A. ADR (Brazil)	340,200		5,691
Royal Dutch Shell plc B Shares (United Kingdom)	307,900		10,640
Tenaris S.A. Sponsored ADR (Italy)	212,600		9,945

			45,644

Financials—19.2%
AIA Group Ltd. (Hong Kong)	1,340,000		6,298
City Developments Ltd. (Singapore)	485,000		3,963
Daito Trust Construction Co., Ltd. (Japan)(2)	34,800		3,473
HSBC Holdings plc (United Kingdom)	643,900		6,978
Nordea Bank AB (Sweden)	500,700		6,038
Oversea-Chinese Banking Corp., Ltd. (Singapore)	757,330		6,218
QBE Insurance Group Ltd. (Australia)	416,300		5,697
Standard Chartered plc (United Kingdom)	436,700		10,470
Swire Pacific Ltd. Class B (Hong Kong)	1,405,000		3,261

	SHARES		VALUE

Financials—(continued)
Zurich Financial Services AG (Switzerland)	38,400	$	9,889

			62,285

Health Care—8.6%
Novartis AG Registered Shares (Switzerland)	169,700		13,042
Roche Holding AG (Switzerland)	54,600		14,725

			27,767

Industrials—9.6%
Atlas Copco AB Class A (Sweden)	166,500		4,876
Canadian National Railway Co. (Canada)	64,000		6,485
FANUC Corp. (Japan)	38,700		6,382
Schindler Holding AG (Switzerland)	23,600		3,544
Schneider Electric SA (France)	37,400		3,163
Weir Group plc (The) (United Kingdom)	176,100		6,642

			31,092

Information Technology—4.8%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	660,700		11,205
Telefonaktiebolaget LM Ericsson Class B (Sweden)	334,400		4,449

			15,654

Materials—8.2%
BHP Billiton plc (United Kingdom)	291,700		8,595
Linde AG (Germany)	16,300		3,228
Potash Corp. of Saskatchewan, Inc. (Canada)	216,700		6,776
Shin-Etsu Chemical Co., Ltd. (Japan)	131,200		8,009

			26,608

Telecommunication Services—8.0%
MTN Group Ltd. (South Africa)	193,300		3,773
Singapore Telecommunications Ltd. (Singapore)	2,245,000		6,675
TELUS Corp. (Canada)	108,200		3,586
Vodafone Group plc (United Kingdom)	3,426,100		11,981

			26,015

Utilities—3.2%
Centrica plc (United Kingdom)	1,133,000		6,781
GDF Suez (France)	142,800		3,588

			10,369

TOTAL COMMON STOCKS
(Identified Cost $187,619)			288,631

1

Virtus International Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

TOTAL LONG TERM INVESTMENTS—98.3%
(Identified cost $209,930)			318,848

SHORT-TERM INVESTMENTS—1.3%

Money Market Mutual Funds—1.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	4,064,194	$	4,064

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,064)			4,064

SECURITIES LENDING COLLATERAL—4.1%

INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(3)	13,257,330		13,257

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $13,257)			13,257

TOTAL INVESTMENTS—103.7%
(Identified Cost $227,251)			336,169(1)

Other assets and liabilities, net—(3.7)%			(11,896)

NET ASSETS—100.0%	$		324,273

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.

2

Virtus International Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

Country Weightings †

United Kingdom	24%

Switzerland	16

Brazil	7

Italy	6

Japan	6

Singapore	5

United States	5

Other	31

Total	100%

† % of total investments as of September 30, 2013

3

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	September 30, 2013	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$288,631	$288,631
Preferred Stock	30,217	30,217
Securities Lending Collateral	13,257	13,257
Short-term Investments	4,064	4,064

Total Investments	$336,169	$336,169

Securities held by the fund with an end of period value of $229,449 were transferred from level 2 into level 1 based on our valuation procedures for non-U.S. securities.

There are no level 2 (significant observable inputs) or level 3 (significant unobservable inputs) priced securities.

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE			VALUE

U.S. GOVERNMENT SECURITIES—0.2%
U.S. Treasury Note 1.750%, 5/15/23	$	400		$	371
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $375)					371

MUNICIPAL BONDS—0.9%

California—0.5%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29		875			924

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34		205			162

Virginia—0.3%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46		665			460

TOTAL MUNICIPAL BONDS (Identified Cost $1,693)					1,546

FOREIGN GOVERNMENT SECURITIES—10.4%

Argentine Republic PIK Interest Capitalization, 5.77% interest, 2.510% PIK, 12/31/33(14)		692			446
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(5)		220			185
RegS 12.750%, 8/23/22(5)		240			240
9.250%, 9/15/27		470			384
9.375%, 1/13/34		750			596
Commonwealth of Australia Series 125 6.250%, 6/15/14		555	AUD		532
Commonwealth of Canada 2.000%, 3/1/14		1,760	CAD		1,716
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15		805	NZD		698
Federative Republic of Brazil 8.500%, 1/5/24		2,770	BRL		1,129
Hellenic Republic
2.000%, 2/24/23(3)		235	EUR		199
2.000%, 2/24/27(3)		350	EUR		254
Kingdom of Morocco 144A 4.250%, 12/11/22(4)		505			460
Kingdom of Norway Series 21 Treasury Bill, 0.000%, 12/18/13		2,835	NOK		470
Mongolia 144A 5.125%, 12/5/22(4)		340			291
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)		500			405

		PAR VALUE			VALUE

Provincia de Neuquen 144A 7.875%, 4/26/21(4)	$	449		$	427
Republic of Colombia
12.000%, 10/22/15		309,000	COP		185
4.375%, 3/21/23		994,000	COP		471
Republic of Costa Rica 144A 4.375%, 4/30/25(4)		215			189
Republic of Croatia 144A 6.375%, 3/24/21(4)		565			583
Republic of Iceland 144A 5.875%, 5/11/22(4)		570			586
Republic of Indonesia
Series FR-30, 10.750%, 5/15/16		2,620,000	IDR		244
Series FR63, 5.625%, 5/15/23		2,221,000	IDR		155
Republic of Korea Treasury Bond, Series 1312, 3.000%, 12/10/13		326,000	KRW		304
Republic of Peru
144A 7.840%, 8/12/20(4)		530	PEN		220
RegS 6.900%, 8/12/37(5)		870	PEN		326
Republic of Philippines 4.950%, 1/15/21		11,000	PHP		273
Republic of Portugal Treasury Obligation 4.950%, 10/25/23		250	EUR		296
Republic of Slovak 144A 4.375%, 5/21/22(4)		515			531
Republic of South Africa
Series R206, 7.500%, 1/15/14		6,785	ZAR		680
Series R208, 6.750%, 3/31/21		1,310	ZAR		126
Republic of Turkey 9.000%, 3/5/14		1,000	TRY		498
Republic of Uruguay 4.375%, 12/15/28		9,600	UYU(12)		467
Russia Federation 144A 7.850%, 3/10/18(4)		30,000	RUB		959
Russian Federation Series 6207 8.150%, 2/3/27		17,815	RUB		576
United Mexican States
Series M, 6.000%, 6/18/15		12,065	MXN		955
Series M, 6.500%, 6/9/22		12,430	MXN		983
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $19,195)					18,039

MORTGAGE-BACKED SECURITIES—10.5%

Non-Agency—10.5%
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33		70			75
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.473%, 4/25/34(3)		531			521
04-10, 12A3 2.944%, 1/25/35(3)		574			555
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, AM 5.895%, 9/11/38(3)		750			815
05-PW10, AM 5.449%, 12/11/40(3)		725			777
07-PW18, AM 6.084%, 6/11/50(3)		1,475			1,642

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Non-Agency—(continued)
Chase Mortgage Finance Corp. 07-A1, 10A1 2.875%, 2/25/37(3)	$	396	$	364
Countrywide Home Loan Mortgage Pass-Through- Trust 03-4, 1A15 5.500%, 4/25/33		297		309
Credit Suisse Commercial Mortgage Trust 07-C2, A3 5.542%, 1/15/49(3)		740		820
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(4)		695		711
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G, 144A 2.790%, 3/6/20(3)(4)		130		130
07-EOP, H, 144A 3.300%, 3/6/20(3)(4)		440		442
05-5F, 2A8 5.500%, 6/25/35		54		55
07-GG10, A4 5.993%, 8/10/45(3)		135		150
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust 07-GG11, A4 5.736%, 12/10/49		780		876
JPMorgan Chase Commercial Mortgage Securities Trust
06-LDP7, AM 6.056%, 4/15/45(3)		780		857
06-LDP9, A3 5.336%, 5/15/47		350		385
07-LDP10, AM 5.464%, 1/15/49(3)		450		452
JPMorgan Chase Commercial Mortgage SecuritiesTrust 09-IWST, A1, 144A 4.314%, 12/5/27(4)		60		64
JPMorgan Chase Mortgage Trust
05-A1, 4A1 3.783%, 2/25/35(3)		34		34
05-A4, 3A1 2.343%, 7/25/35(3)		55		55
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)		456		510
Lehman Brothers Commercial Mortgage Trust 07- C3, A4 6.081%, 7/15/44(3)		400		451
MASTR Alternative Loan Trust 04-6, 10A1 6.000%, 7/25/34		356		368
Merrill Lynch Mortgage Investors, Inc. 98-C1, CTL 6.750%, 11/15/26(3)		465		530
Merrill Lynch Mortgage Trust 06-C1, AM 5.872%, 5/12/39(3)		110		119
Morgan Stanley Capital I Trust 07-IQ14, AM 5.875%, 4/15/49(3)		360		367
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(4)		550		533
Nomura Asset Acceptance Corp. 04-R1, A1, 144A 6.500%, 3/25/34(4)		673		709

		PAR VALUE		VALUE

Non-Agency—(continued)
04-R3, A1, 144A 6.500%, 2/25/35(4)	$	406	$	423
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33		54		55
Residential Asset Mortgage Products, Inc. 04-SL1, A8 6.500%, 11/25/31		49		51
Residential Funding Mortgage Securities I, Inc. 06- S4, A2 6.000%, 4/25/36		38		35
S2 Hospitality LLC 12-LV1, A, 144A 4.500%, 4/15/25(4)		34		34
SBA Tower Trust 144A 4.254%, 4/15/15(4)		115		117
Sequoia Mortgage Trust 12-3, A1 3.500%, 7/25/42(3)		434		425
Springleaf Mortgage Loan Trust 09-1, A6, 144A 5.750%, 9/25/48(3)(4)		148		149
Structured Asset Securities Corp. Mortgage Pass- Through Certificates 03-21, 2A2 5.250%, 8/25/33		120		122
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.689%, 1/25/37(3)		441		433
Wachovia Bank Commercial Mortgage Trust
06-C25, AM 5.915%, 5/15/43(3)		670		726
07-C30, A5 5.342%, 12/15/43		970		1,073
07-C32, A3 5.936%, 6/15/49(3)		775		863
Washington Mutual Mortgage Pass-Through Certificates 04-CB1, 5A 5.000%, 6/25/19		31		33
Wells Fargo Mortgage Backed Securities Trust 06- 17, A1 5.500%, 11/25/21		10		10
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $16,849)				18,225

ASSET-BACKED SECURITIES—3.5%

AABS Ltd. 13-1, A 4.875%, 1/10/38(3)		479		480

Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(3)		29		30
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)		300		301
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19		32		33
01-3, A4 6.910%, 5/1/33(3)		730		825
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)		588		568
Drug Royalty LP II 12-1, A2, 144A 4.474%, 1/15/25(4)		253		255

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)	$293	$292
Ford Credit Auto Owner Trust 09-E, D 144A 5.530%, 5/15/16(4)	250	255
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	530	526
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	336	354
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 4.895%, 11/25/35(3)	309	305
Residential Funding Mortgage Securities II Home Loan Trust 07-HI1, A3 5.720%, 3/25/37	400	402
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	220	224
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)	559	451
SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(4)	49	50
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(3)(4)	278	265
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/17(4)	314	330
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $5,791)		5,946

CORPORATE BONDS—57.2%

Consumer Discretionary—6.5%
Activision Blizzard, Inc. 144A 6.125%, 9/15/23(4)	255	257
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	300	310
Arcelik AS 144A 5.000%, 4/3/23(4)	200	173
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	265	249
Boyd Gaming Corp. 9.000%, 7/1/20	260	283
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	410	414
Cencosud SA 144A 4.875%, 1/20/23(4)	270	256
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	130	145
Clear Channel Communications, Inc. 9.000%, 3/1/21	250	243
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	280	290
Dana Holding Corp. 5.375%, 9/15/21	360	355

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	$160CAD	$166
General Motors Co. 144A 3.500%, 10/2/18(4)	350	351
Hilton Worldwide Finance LLC (Hilton Worldwide Finance Corp.) 144A 5.625%, 10/15/21(4)	425	427
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	190	196
International Game Technology
7.500%, 6/15/19	160	187
5.500%, 6/15/20	125	130
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	400	377
KOC Holding AS 144A 3.500%, 4/24/20(4)	305	260
Kohl’s Corp. 4.750%, 12/15/23	480	495
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	300	318
Live Nation Entertainment, Inc. 144A 7.000%, 9/1/20(4)	360	378
Meritor, Inc. 6.750%, 6/15/21	325	323
MGM Resorts International 6.750%, 10/1/20	425	447
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	325	341
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	200	212
ONO Finance II plc 144A 10.875%, 7/15/19(4)	150	161
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	200	207
PNK Finance Corp. 144A 6.375%, 8/1/21(4)	355	364
Rent-A-Center, Inc. 144A 4.750%, 5/1/21(4)	125	117
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) 144A 5.875%, 5/15/21(4)	405	390
ServiceMaster Co. 7.000%, 8/15/20	290	276
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	400	375
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	440	420
Station Casinos LLC 7.500%, 3/1/21	320	340
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	490	458
Toll Brothers Finance Corp. 6.750%, 11/1/19	350	388
Yankee Candle Co. Holdings LLC PIK Interest Capitalization 10.250%, 2/15/16(15)	205	210

		11,289

Consumer Staples—0.5%
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(4)	215	229

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Consumer Staples—(continued)
Flowers Foods, Inc. 4.375%, 4/1/22	$	430	$	426
Ingles Markets, Inc. 144A 5.750%, 6/15/23(4)		295		285

				940

Energy—7.3%
Alta Mesa Holdings LP 9.625%, 10/15/18		500		530
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(4)		200		205
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20		245		272
CHC Helicopter SA 9.250%, 10/15/20		325		348
Chesapeake Energy Corp. 5.375%, 6/15/21		420		421
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21		375		384
Ecopetrol SA 5.875%, 9/18/23		260		270
EPL Oil & Gas, Inc. 8.250%, 2/15/18		500		530
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)		100		105
Frontier Oil Corp. 6.875%, 11/15/18		195		211
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(4)		505		585
144A 6.510%, 3/7/22(4)(10)		520		556
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)		300		341
Memorial Production Partners LP 7.625%, 5/1/21		325		316
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(10)		540		496
Parker Drilling Co. 144A 7.500%, 8/1/20(4)		365		366
Pertamina Persero PT 144A 4.875%, 5/3/22(4)		305		277
Petrobras International Finance Co. 5.375%, 1/27/21		355		357
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14		550		519
RegS 5.250%, 4/12/17(5)		565		454
RegS 8.500%, 11/2/17(5)		2,040		1,853
Petroleos Mexicanos
5.500%, 1/21/21		350		375
5.500%, 6/27/44		200		182
QGOG Constellation SA 144A 6.250%, 11/9/19(4)		400		381
Regency Energy Partners LP (Regency Energy Finance Corp.) 144A 4.500%, 11/1/23(4)		385		350
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)		315		310

		PAR VALUE			VALUE

Energy—(continued)
Targa Resources Partners LP 6.375%, 8/1/22	$	375		$	392
Teekay Corp. 8.500%, 1/15/20		225			242
Venoco, Inc. 8.875%, 2/15/19		225			228
Weatherford International Ltd. 9.625%, 3/1/19		317			399
Williams Cos., Inc. (The) 3.700%, 1/15/23		375			339

					12,594

Financials—22.8%
Air Lease Corp. 4.750%, 3/1/20		405			398
Aircastle Ltd. 7.625%, 4/15/20		420			466
Akbank TAS 144A 7.500%, 2/5/18(4)		530	TRY		239
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(10)		485			536
Allstate Corp. (The) 5.750%, 8/15/53(3)(9)		625			609
ALROSA Finance SA 144A 7.750%, 11/3/20(4)		455			507
Avis Budget Car Rental LLC 5.500%, 4/1/23		480			446
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)		425			427
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)		425			442
Banco Bradesco SA 144A 5.900%, 1/16/21(4)		600			600
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)		390			355
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)		500			495
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)		600	BRL		250
Banco Santander Chile
144A 3.750%, 9/22/15(4)		100			104
144A 3.875%, 9/20/22(4)		505			467
Banco Votorantim SA 144A 7.375%, 1/21/20(4)		450			467
Bancolombia SA 5.125%, 9/11/22		545			497
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)		290			299
Bank of India
144A 3.250%, 4/18/18(4)		500			478
144A 3.625%, 9/21/18(4)		495			469
Barclays Bank plc
144A 6.050%, 12/4/17(4)		435			483
144A 5.926%(3)(4)(8)(9)		600			621
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)		490			480
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)		460			473
Chubb Corp. (The) 6.375%, 3/29/67(3)		1,390			1,491
City National Corp. 5.250%, 9/15/20		425			457
CorpGroup Banking SA 144A 6.750%, 3/15/23(4)		425			363

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)	$	105	$	107
Credit Bank of Moscow 144A 7.700%, 2/1/18(4)(10)		200		207
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(4)		320		311
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)		535		494
DuPont Fabros Technology LP 144A 5.875%, 9/15/21(4)		250		251
ESAL GmbH 144A 6.250%, 2/5/23(4)		410		364
Eurasian Development Bank 144A 4.767%, 9/20/22(4)		475		444
Fidelity National Financial, Inc. 5.500%, 9/1/22		130		137
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)		500		498
First Niagara Financial Group, Inc. 6.750%, 3/19/20		610		707
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)		400		416
Genworth Holdings, Inc. 4.900%, 8/15/23		620		623
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)		950		883
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)		320		341
HBOS plc 144A 6.750%, 5/21/18(4)		200		222
Huntington National Bank (The) 6.600%, 6/15/18		250		292
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(8)(9)		610		641
ING (U.S.), Inc. 5.650%, 5/15/53(3)(9)		395		362
International Lease Finance Corp. 6.250%, 5/15/19		305		322
Intesa San Paolo SpA 3.125%, 1/15/16		410		409
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)		560		514
Jefferies Group LLC 6.875%, 4/15/21		135		150
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)		410		414
Kingsway America, Inc. 7.500%, 2/1/14		125		123
Korea Finance Corp. 4.625%, 11/16/21		400		423
Level 3 Financing, Inc. 7.000%, 6/1/20		400		406
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(4)		25		31
Lincoln National Corp. 6.050%, 4/20/67(3)(9)		365		358
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)		600		663
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)		330		360

		PAR VALUE			VALUE

Financials—(continued)
Michaels FinCo Holdings LLC (Michaels FinCo, Inc.) PIK Interest Capitalization, 144A 7.500%, 8/1/18(4)(15)	$	295		$	300
Morgan Stanley 144A 10.090%, 5/3/17		1,250	BRL		544
Nationstar Mortgage LLC 6.500%, 8/1/18		250			253
Nordea Bank AB 144A 4.250%, 9/21/22(4)		600			593
NYMAGIC, Inc. 6.500%, 3/15/14		150			149
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(10)		360			354
PKO Finance AB 144A 4.630%, 9/26/22(4)(10)		610			599
Progressive Corp. (The) 6.700%, 6/15/37(3)		750			802
Prudential Financial, Inc.
5.875%, 9/15/42(3)		1,100			1,078
5.200%, 3/15/44(3)(9)		95			86
Resona Bank Ltd. 144A 5.850% (3)(4)(8)(9)		600			642
Royal Bank of Scotland Group plc (The)
5.625%, 8/24/20		750			828
7.648%(3)(8)(9)		450			466
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(4)		715			766
144A 5.298%, 12/27/17(4)		130			134
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)		100			101
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(10)		900			943
144A 5.125%, 10/29/22(4)(10)		580			541
Schaeffler Finance BV 144A 4.750%, 5/15/21(4)		373			364
Shinhan Bank 144A 4.375%, 7/27/17(4)		450			483
SLM Corp. 5.500%, 1/25/23		665			609
Sovereign Bank 8.750%, 5/30/18		200			239
Spansion LLC 7.875%, 11/15/17		300			314
Sun Merger Sub, Inc. 144A 5.875%, 8/1/21(4)		175			178
SunTrust Bank, Inc. 5.400%, 4/1/20		250			272
Telecom Italia Capital SA
6.175%, 6/18/14		65			67
7.175%, 6/18/19		200			220
TMK OAO Via (TMK Capital) SA 144A 6.750%, 4/3/20(4)(10)		395			376
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)		505			465
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(4)		260			277

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(10)	$	700	$	737
Webster Financial Corp. 5.125%, 4/15/14		230		233
Willis Group Holdings plc 5.750%, 3/15/21		440		475
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)		510		455
Zions Bancorporation 4.500%, 6/13/23		170		169
				39,504

Health Care—1.4%
HCA, Inc. 6.500%, 2/15/20		330		359
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)		145		146
MPH Intermediate Holding Co. 2 PIK Interest Capitalization, 144A 8.375%, 8/1/18(4)(15)		170		175
Symbion, Inc. 8.000%, 6/15/16		405		429
Tenet Healthcare Corp. 144A 6.000%, 10/1/20(4)		80		82
4.500%, 4/1/21		580		546
144A 8.125%, 4/1/22(4)		345		361
Valeant Pharmaceuticals International, Inc.
Escrow Corp.
144A 6.750%, 8/15/18(4)		255		274
144A 7.500%, 7/15/21(4)		50		54
				2,426

Industrials—9.0%
AAR Corp. 144A 7.250%, 1/15/22(4)		365		382
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)		350		319
ADT Corp. (The) 144A 6.250%, 10/15/21(4)		435		442
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)		290		307
Air Canada 144A 6.750%, 10/1/19(4)		425		423
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)		228		220
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20		412		447
American Airlines Pass-Through-Trust 13-1, A
144A 4.000%, 7/15/25(4)		980		919
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)		405		398
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19		569		603
Automotores Gildemeister SA 144A 6.750%, 1/15/23(4)		150		118

		PAR VALUE			VALUE

Industrials—(continued)
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	$	400		$	362
Bombardier, Inc. 144A 6.125%, 1/15/23(4)		520			523
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)		285			286
Carpenter Technology Corp. 5.200%, 7/15/21		425			444
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17		425			447
99-1, A 6.545%, 2/2/19		814			885
00-1, A1 8.048%, 11/1/20		426			484
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20		482			506
DP World Ltd. 144A 6.850%, 7/2/37(4)		200			201
Embraer SA 5.150%, 6/15/22		600			582
Hellenic Railways 5.460%, 1/30/14		490	EUR		640
Kratos Defense & Security Solutions, Inc.
10.000%, 6/1/17		325			355
Nielsen Co. (The) 144A 5.500%, 10/1/21(4)		350			351
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21		717			739
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(4)		400	BRL		150
Rexel SA 144A 5.250%, 6/15/20(4)		395			387
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(4)		200			209
144A 8.375%, 6/15/19(4)		200			210
Spirit Aerosystems, Inc. 6.750%, 12/15/20		385			405
Steelcase, Inc. 6.375%, 2/15/21		675			751
TransDigm, Inc. 144A 7.500%, 7/15/21(4)		270			292
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17		198			225
07-01, A 6.636%, 7/2/22		960			998
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)		600			642
					15,652

Information Technology—2.2%
Ceridian Corp. 144A 11.000%, 3/15/21(4)		15			17
EarthLink, Inc. 144A 7.375%, 6/1/20(4)		270			265
Equinix, Inc. 4.875%, 4/1/20		180			176
Fidelity National Financial, Inc. 6.600%, 5/15/17		600			670
First Data Corp.
11.250%, 3/31/16		524			527
144A 8.250%, 1/15/21(4)		400			415
144A 11.750%, 8/15/21(4)		785			761

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Information Technology—(continued)
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(4)	$	285	$272
NCR Corp. 4.625%, 2/15/21		415	391
VeriSign, Inc. 144A 4.625%, 5/1/23(4)		290	274

			3,768

Materials—5.0%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)		625	619
Calumet Specialty Products Partners LP 9.375%, 5/1/19		213	235
Cemex SAB de CV
144A 9.500%, 6/15/18(4)		395	439
144A 5.875%, 3/25/19(4)		275	265
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)		180	175
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(4)(10)		270	270
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(4)		375	399
144A 4.750%, 4/15/23(4)		200	178
Hexion U.S. Finance Corp.
8.875%, 2/1/18		230	239
6.625%, 4/15/20		225	226
Ineos Finance plc 144A 8.375%, 2/15/19(4)		385	426
Inversiones CMPC SA 144A 4.375%, 5/15/23(4)		600	558
NewMarket Corp. 4.100%, 12/15/22		543	525
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)		440	442
Reynolds Group Issuer, Inc. 8.250%, 2/15/21		565	572
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)		550	517
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(10)		500	536
Tronox Finance LLC 6.375%, 8/15/20		305	303
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(4)		400	348
United States Steel Corp. 6.875%, 4/1/21		490	499
Vale Overseas Ltd. 4.375%, 1/11/22		525	506
Vedanta Resources plc 144A 9.500%, 7/18/18(4)		345	380

			8,657

Telecommunication Services—1.8%
America Movil SAB de CV Series 12 6.450%, 12/5/22		2,000MXN	143
CenturyLink, Inc. Series T 5.800%, 3/15/22		350	332

		PAR VALUE	VALUE

Telecommunication Services—(continued)
Cincinnati Bell, Inc. 8.375%, 10/15/20	$	375	$399
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)		75	78
144A 3.214%, 8/15/15(4)		50	51
144A 5.495%, 1/15/17(4)		85	93
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)		245	254
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(9)		385	388
Sprint Corp. 144A 7.250%, 9/15/21(4)		340	344
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21		325	333
Windstream Corp. 7.750%, 10/15/20		650	674

			3,089

Utilities—0.7%
Calpine Corp. 144A 7.500%, 2/15/21(4)		240	256
Electricite de France SA 144A 5.250% (3)(4)(8)(9)		635	601
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)		275	284
NRG Energy, Inc. 6.625%, 3/15/23		55	54
Texas Competitive Electric Holdings Co., LLC Series A 10.250%, 11/1/15		396	11
			1,206
TOTAL CORPORATE BONDS (Identified Cost $98,513)			99,125

LOAN AGREEMENTS(3)—11.7%

Consumer Discretionary—2.2%
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17		396	403
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20		103	105
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B- 6, 5.429%, 1/28/18		545	496
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20		92	95
Clear Channel Communications, Inc.
Tranche B, 3.829%, 1/29/16		226	213
Tranche D, 6.929%, 1/30/19		134	125
EB Sports Corp. 11.500%, 12/31/15		310	309
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18		377	380
Landry’s, Inc. (Landry’s Restaurant, Inc.) Tranche B, 4.750%, 4/24/18		684	690
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18		402	410

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	$231	$231
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	197	201
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	184	189

		3,847

Consumer Staples—0.4%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	46	46
Second Lien, 9.500%, 10/10/17	330	337
Hostess Brands Acquisition LLC Tranche B, 6.750%, 4/9/20	266	273

		656

Energy—1.0%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18	57	57
Fieldwood Energy LLC 0.000%, 9/30/20(11)	219	219
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	458	450
NGPL Pipeco LLC 6.750%, 9/15/17	312	280
Samson Investment Co. Second Lien, 6.000%, 9/25/18	319	320
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	331	332

		1,658

Financials—0.7%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	224	226
Capital Automotive LP Second Lien, 6.000%, 4/30/20	35	36
iPayment, Inc . 6.750%, 5/8/17	296	286
iStar Financial, Inc. 4.500%, 10/15/17	324	326
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	395	393

		1,267

Health Care—0.9%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	307	303
Ardent Medical Services, Inc.

	PAR VALUE	VALUE

Health Care—(continued)
First Lien, 6.750%, 7/2/18	$129	$130
Second Lien, 11.000%, 1/2/19	142	146
INC Research, LLC 6.000%, 7/12/18	111	111
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	262	254
MMM Holdings, Inc. 9.750%, 12/12/17	144	145
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	105	105
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18	194	185
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19	105	105

		1,484

Industrials—2.3%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	37	37
American Airlines, Inc. Tranche B, 4.750%, 6/27/19	419	417
AWAS Finance Luxemborg SA Tranche 2012, 3.500%, 7/16/18	459	460
Brand Energy & Infrastructure Services, Inc.
Tranche B-1, First Lien, 6.250%, 10/23/18	236	237
Second Lien, 11.000%, 10/23/19	195	200
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	265	270
Ceridian Corp. Tranche 2013, 4.429%, 5/9/17	568	569
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	120	123
Commercial Barge Line Co. First Lien 7.500%, 9/22/19	294	286
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	400	404
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19	188	186
McJunkin Red Man Corp. 7.000%, 11/8/19	293	296
Navistar, Inc. Tranche B, 5.750%, 8/17/17	281	285
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	152	153

		3,923

Information Technology—3.2%
Alcatel-Lucent U.S.A., Inc. 5.750%, 1/30/19	364	368
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21	200	203

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Applied Systems, Inc. Second Lien, 8.250% , 6/8/17	$333	$336
Avaya, Inc. Tranche B-3, 4.762% , 10/26/17	682	613
Blue Coat Systems, Inc. Second Lien 9.500% , 6/28/20	339	341
Deltek, Inc.
First Lien, 5.000%, 10/10/18	397	399
Second Lien, 10.000%, 10/10/19	236	238
IPC Systems, Inc. Tranche C, First Lien, 7.750% , 7/31/17	421	412
Kronos, Inc. Second Lien, 9.750% , 4/30/20	205	213
Novell, Inc. (Attachmate Corp.) First Lien, 7.250% , 11/22/17	426	428
RP Crown Parent LLC First Lien 6.750% , 12/21/18	280	283
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000% , 12/7/18	194	197
Smart Modular Technologies (Global), Inc. 8.250% , 8/26/17	240	219
Sorenson Communications, Inc. 9.500% , 10/31/14	299	302
Spansion LLC 5.250% , 12/13/18	127	128
SRA International, Inc. 6.500% , 7/20/18	327	324
Vision Solutions, Inc. 6.000% , 7/23/16	376	377
Wall Street Systems Holdings, Inc. First Lien, 5.750% , 10/25/19	199	199
		5,580

Materials—0.6%
AZ Chem US, Inc. 5.250% , 12/22/17	365	369
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 2006, 5.250% , 10/18/17	275	277
Houghton International, Inc. Holding Corp. (HII Holding Corp.) Second Lien, 9.500% , 12/21/20	310	312
Tronox Pigments B.V. 4.500% , 3/19/20	100	100
		1,058

Telecommunication Services—0.2%
Integra Telecom Holdings, Inc. Tranche B, 5.250% , 2/22/19	220	222

	PAR VALUE	VALUE

Telecommunication Services—(continued)
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Second Lien 9.000% , 4/30/21	$200	$197
		419

Utilities—0.2%
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.766% , 10/10/17	465	314

TOTAL LOAN AGREEMENTS (Identified Cost $20,095)		20,206

	SHARES	VALUE

PREFERRED STOCK—4.2%

Financials—3.9%
Ally Financial, Inc. 144A, 7.00%(4)	439	419
Ally Financial, Inc. Series A, 8.5000%(3)	20,000	536
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%	380,000(13)	342
Banco do Brasil S.A. 144A 8.500%(3)(4)	200,000(13)	222
Bank of America Corp. Series K, 8.000%(3)	625,000(13)	680
Citigroup Capital XVII Series E 6.350%	16,000	398
Citigroup, Inc. Series D 5.350%(3)	410,000(13)	358
General Electric Capital Corp. Series C, 5.25%(3)	400,000(13)	371
Series B 6.25%(3)	300,000(13)	303
JPMorgan Chase & Co., Series Q, 5.15%(3)	585,000(13)	515
Series 1, 7.90%(3)	525,000(13)	570
PNC Financial Services Group, Inc. (The) Series K 4.483%(3)	325,000(13)	323
Series R, 4.85%	405,000(13)	348
Saul Centers, Inc. Series A 8.000%	171	4
U.S. Bancorp Series G 6.00%(3)	14,600	393
Wells Fargo & Co. Series K, 7.98%(3)	440,000(13)	484
Zions Bancorp, 6.95%(3)	17,215	439
		6,705

Industrials—0.3%
Seaspan Corp. Series C, 9.50%	20,000	542

TOTAL PREFERRED STOCK (Identified Cost $6,914)		7,247

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828	$34
Velo Holdings, Inc.(2)(6)(7)	12,667	0
TOTAL COMMON STOCKS (Identified Cost $7)		34
TOTAL LONG TERM INVESTMENTS—98.6% (Identified cost $169,432)		170,739

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Funds—0.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	889,133	889

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $889)		889

TOTAL INVESTMENTS—99.1% (Identified Cost $170,321)		171,628(1)

Other assets and liabilities, net—0.9%		1,582

NET ASSETS—100.0%		$173,210

Abbreviations:

ADS	American Depositary Share
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $62,502 or 36.1% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Illiquid security.
(7)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(11)	This loan will settle after September 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(12)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(13)	Value shown as par value (not reported in thousands).
(14)	69.7% of the income received was in cash and 30.3% in PIK.
(15)	100% of the income received was in cash.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

Country Weightings †
United States	61%
Luxembourg	4
Brazil	3
Canada	3
Mexico	3
United Kingdom	2
Venezuela	2
Other	22

Total	100%

† % of total investments as of September 30, 2013

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$5,946	$—	$5,466	$480
Corporate Bonds	99,125	—	99,125	—
Foreign Government Securities	18,039	—	18,039	—
Loan Agreements	20,206	—	20,206	—
Mortgage-Backed Securities	18,225	—	18,225	—
Municipal Bonds	1,546	—	1,546	—
U.S. Government Securities	371	—	371	—
Equity Securities:
Preferred Stock	7,247	2,731	4,516	—
Common Stocks	34	—		34	(c)
Short-Term Investments	889	889	—	—
Total Investments	$171,628	$3,620	$167,494	$514

Securities held by the series with an end of period value of $1,353 were transferred from level 2 into level 1 since starting to use an exchange price.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investment in Securities	Asset-Backed Securities	Corporate Bonds and Notes	Loan Agreements	Common Stocks

Beginning Balance December 31, 2012:	$ 63	$ -	$ 0(c)	$ 41	$ 22

Accrued Discount/(Premium)	-(d)	-(d)	-	-(d)	-

Realized Gain (Loss)	(1)	-(d)	-	(2)	1

Change in Unrealized Appreciation (Depreciation)	8	(4)	-	(1)	13

Purchases	502	502	-		-

(Sales)(b)	(58)	(18)	-	(11)	(2)

Transfers Into Level 3 (a)	-	-	-	-	-

Transfers from Level 3 (a)	-	-	-	(27)	-

Ending Balance September 30, 2013	$ 514	$480	$0	$ -	$ 34(c)

(a) “Transfers in and/or out” represent the ending value as of September 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Includes internally fair valued security with a value of $0.

(d) Amount is less than $500.

Virtus Premium AlphaSector® Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.6%

Consumer Discretionary Select Sector SPDR Fund	31,520	$1,911
Energy Select Sector SPDR Fund	22,270	1,846
Financial Select Sector SPDR Fund	93,350	1,860
Health Care Select Sector SPDR Fund	36,810	1,861
Industrial Select Sector SPDR Fund	41,200	1,910
Materials Select Sector SPDR Fund	44,970	1,889
Technology Select Sector SPDR Fund	58,170	1,863

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $11,998)		13,140

TOTAL LONG TERM INVESTMENTS—99.6% (Identified cost $11,998)		13,140

SHORT-TERM INVESTMENTS—1.3%

Money Market Mutual Funds—1.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	175,233	175

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $175)		175

TOTAL INVESTMENTS—100.9% (Identified Cost $12,173)		13,315(1)

Other assets and liabilities, net—(0.9)%		(116)

NET ASSETS—100.0%		$13,199

Abbreviations:

SPDR S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-traded Funds	$13,140	$13,140
Short-term Investments	175	175
Total Investments	$13,315	$13,315

There are no level 2 (significant observable inputs) or level 3 (significant unobservable inputs) priced securities.

Virtus Real Estate Securities Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.8%

REAL ESTATE INVESTMENT TRUSTS—98.8%

DIVERSIFIED—1.8%
Digital Realty Trust, Inc.	16,911	$898
Vornado Realty Trust	9,136	768

		1,666

HEALTH CARE—8.7%
HCP, Inc.	15,346	628
Health Care REIT, Inc.	68,977	4,303
Ventas, Inc.	53,966	3,319

		8,250

INDUSTRIAL/OFFICE—23.3%

Industrial—10.2%
DCT Industrial Trust, Inc.	449,319	3,231
Eastgroup Properties, Inc.	8,021	475
Prologis, Inc.	158,571	5,965

		9,671

Mixed—2.7%
Duke Realty Corp.	44,300	684
Liberty Property Trust	52,201	1,858

		2,542

Office—10.4%
Boston Properties, Inc.	41,514	4,438
Kilroy Realty Corp.	72,918	3,642
SL Green Realty Corp.	19,125	1,699

		9,779

		21,992

LODGING/RESORTS—8.7%
Host Hotels & Resorts, Inc.	241,161	4,261
LaSalle Hotel Properties	77,965	2,223
Pebblebrook Hotel Trust	58,676	1,685

		8,169

RESIDENTIAL—18.8%

Apartments—17.3%
American Campus Communities, Inc.	58,187	1,987
AvalonBay Communities, Inc.	32,208	4,094
Camden Property Trust	43,800	2,691
Equity Residential	85,179	4,563

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(continued)
Essex Property Trust, Inc.	20,121	$2,972

		16,307

Manufactured Homes—1.5%
Equity Lifestyle Properties, Inc.	42,032	1,436

		17,743

RETAIL—27.3%

Regional Malls—19.3%
General Growth Properties, Inc.	220,621	4,256
Macerich Co. (The)	64,997	3,668
Simon Property Group, Inc.	68,876	10,210

		18,134

Shopping Centers—8.0%
DDR Corp.	146,654	2,304
Kimco Realty Corp.	94,384	1,904
Retail Opportunity Investments Corp.	19,900	275
Tanger Factory Outlet Centers	94,600	3,089

		7,572

		25,706

SELF STORAGE—10.2%
Extra Space Storage, Inc.	68,418	3,130
Public Storage	40,127	6,443

		9,573

TOTAL COMMON STOCKS (Identified cost $54,082)		93,099

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $54,082)		93,099

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	544,000	544

TOTAL SHORT-TERM INVESTMENTS (Identified cost $544)		544

Total Investments—99.4% (Identified cost $54,626)		93,643(1)
Other assets and liabilities, net—0.6%		523

NET ASSETS—100.0%		$94,166

Abbreviation

REIT Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information : For tax information at September 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$93,099	$93,099
Short-Term Investments	544	544
Total Investments	$93,643	$93,643

There are no level 2 (significant observable inputs) or level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Growth Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.6%

Consumer Discretionary—16.2%
Aaron’s, Inc.(2)	63,200	$1,751
Hibbett Sports, Inc.(2)	58,300	3,273
Monro Muffler Brake, Inc.	45,900	2,134
Morningstar, Inc.	30,200	2,394
Pool Corp.	26,400	1,482

		11,034

Consumer Staples—9.7%
Chefs’ Warehouse, Inc. (The)(2)	192,000	4,435
PriceSmart, Inc.	23,200	2,210

		6,645

Financials—4.3%
Cohen & Steers, Inc.	27,900	985
Financial Engines, Inc.	32,400	1,926

		2,911

Health Care—17.0%
Abaxis, Inc.(2)	66,200	2,787
National Research Corp.(2)	132,504	2,495
Sirona Dental Systems, Inc.(2)	44,300	2,965
Techne Corp.	41,400	3,315

		11,562

Industrials—13.5%
AAON, Inc.	57,900	1,538
Copart, Inc.(2)	72,200	2,295
Heartland Express, Inc.	183,400	2,602
HEICO Corp. Class A	34,724	1,741
Omega Flex, Inc.(2)	53,300	1,007

		9,183

Information Technology—33.9%
ANSYS, Inc.(2)	27,000	2,336
FactSet Research Systems, Inc.	22,300	2,433
FLIR Systems, Inc.	86,000	2,700
Forrester Research, Inc.	58,800	2,162
Hittite Microwave Corp.(2)	56,000	3,660
MercadoLibre, Inc.	32,200	4,344
Mesa Laboratories, Inc.	21,635	1,463
NVE Corp.(2)	53,900	2,751
ScanSource, Inc.(2)	36,800	1,273

		23,122

	SHARES	VALUE

Materials—3.0%
UFP Technologies, Inc.(2)	90,800	$2,074

TOTAL COMMON STOCKS (Identified Cost $47,211)		66,531

TOTAL LONG TERM INVESTMENTS—97.6% (Identified cost $47,211)		66,531

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	711,277	711

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $711)		711

TOTAL INVESTMENTS—98.6% (Identified Cost $47,922)		67,242(1)

Other assets and liabilities, net—1.4%		947

NET ASSETS—100.0%		$68,189

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$66,531	$ 66,531
Short-term Investments	711	711
Total Investments	$67,242	$ 67,242

There are no level 2 (significant observable inputs) or level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Value Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.3%

Consumer Discretionary—7.3%
Hillenbrand, Inc.	60,000	$1,642
Interval Leisure Group, Inc.	71,366	1,687
John Wiley & Sons, Inc. Class A	68,475	3,265
Thor Industries, Inc.	48,100	2,792

		9,386

Consumer Staples—8.8%
National Beverage Corp.	223,700	3,995
Village Super Market, Inc.	5,000	190
WD-40 Co.	111,300	7,224

		11,409

Energy—7.1%
CARBO Ceramics, Inc.	51,500	5,104
World Fuel Services Corp.	109,500	4,085

		9,189

Financials—19.5%
Eaton Vance Corp.	141,600	5,498
EPR Properties	57,500	2,803
First Cash Financial Services, Inc.(2)	106,020	6,144
RLI Corp.	71,700	6,268
Westamerica Bancorp	91,000	4,526

		25,239

Health Care—4.7%
Owens & Minor, Inc.	177,800	6,150

Industrials—19.2%
CLARCOR, Inc.	79,100	4,392
Corporate Executive Board Co. (The)	86,200	6,260
Graco, Inc.	93,300	6,910
Landstar System, Inc.	106,600	5,967
Sun Hydraulics Corp.	35,339	1,282

		24,811

Information Technology—27.5%
Badger Meter, Inc.	94,083	4,375
Cabot Microelectronics Corp.(2)	101,500	3,910
Cass Information Systems, Inc.	123,495	6,591
Cognex Corp.	124,000	3,889
Computer Services, Inc.	90,500	2,787
Jack Henry & Associates, Inc.	125,500	6,477

	SHARES	VALUE

Information Technology—(continued)
Syntel Co.	94,300	$7,553

		35,582

Materials—2.0%
Balchem Corp.	49,500	2,562

Utilities—2.2%
Questar Corp.	125,000	2,811

TOTAL COMMON STOCKS (Identified Cost $90,788)		127,139

TOTAL LONG TERM INVESTMENTS—98.3% (Identified cost $90,788)		127,139

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Funds—1.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,798,632	1,799

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,799)		1,799

TOTAL INVESTMENTS—99.7% (Identified Cost $92,587)		128,938(1)

Other assets and liabilities, net—0.3%		428

NET ASSETS—100.0%		$129,366

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$127,139	$ 127,139
Short-term Investments	1,799	1,799
Total Investments	$128,938	$ 128,938

There are no level 2 (significant observable inputs) or level 3 (significant unobservable inputs) priced securities.

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—1.6%

U.S. Treasury Bond 3.125%, 11/15/41	$	665	$	599
U.S. Treasury Note
0.625%, 11/30/17		215		211
1.000%, 5/31/18		525		518
1.625%, 8/15/22		300		280
1.625%, 11/15/22		380		352
1.750%, 5/15/23		200		185

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $2,286)				2,145

MUNICIPAL BONDS—2.0%

California—0.3%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29		250		264
Kern County Pension Obligation Taxable (NATL- RE Insured) 7.260%, 8/15/14		125		126

				390

Florida—0.1%
Miami-Dade County Educational Facilities Authority Taxable Series C 5.480%, 4/1/16		105		112

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18		116		119

New York—0.4%
New York City Water & Sewer System Taxable Series FF 5.000%, 6/15/45		500		517

Pennsylvania—1.0%
City of Pittsburgh Pension Obligation Taxable Series C (NATL- RE, FGIC Insured) 6.500%, 3/1/17		1,250		1,356

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46		215		149

TOTAL MUNICIPAL BONDS (Identified Cost $2,565)				2,643

FOREIGN GOVERNMENT SECURITIES—1.1%

Bolivarian Republic of Venezuela

	PAR VALUE	VALUE

9.250%, 9/15/27	$45	$37
9.375%, 1/13/34	65	52
Commonwealth of Australia Series 125 6.250%, 6/15/14	55AUD	53
Commonwealth of Canada 2.000%, 3/1/14	275CAD	268
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	120NZD	104
Federation of Russia
144A 7.850%, 3/10/18(4)	5,000RUB	160
Series 6207 8.150%, 2/3/27	2,950RUB	95
Kingdom of Norway Series 21 Treasury Bill, 0.000%, 12/18/13	440NOK	73
Republic of Iceland 144A 5.875%, 5/11/22(4)	135	139
Republic of Indonesia Series FR-30, 10.750%, 5/15/16	540,000IDR	50
Republic of Korea Treasury Bond, Series 1312, 3.000%, 12/10/13	58,000KRW	54
Republic of Peru RegS 6.900%, 8/12/37(5)	120PEN	45
Republic of Slovak 144A 4.375%, 5/21/22(4)	200	206
United Mexican States
Series M, 6.000%, 6/18/15	575MXN	46
Series M, 6.500%, 6/9/22	890MXN	70

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,493)		1,452

MORTGAGE-BACKED SECURITIES—13.1%

Agency—5.0%
FNMA
4.000%, 6/1/20	53	56
4.500%, 7/1/20	10	10
3.000%, 2/1/27	238	246
2.500%, 5/1/28	1,006	1,014
6.500%, 10/1/31	7	8
6.000%, 9/1/32	19	21
5.000%, 10/1/35	87	94
6.000%, 9/1/36	15	17
5.500%, 4/1/37	31	33
5.500%, 7/1/37	85	93
6.000%, 10/1/37	39	43
5.000%, 6/1/38	66	71
5.500%, 6/1/38	17	18
5.500%, 6/1/38	22	24
5.500%, 11/1/38	51	56
4.000%, 1/1/39	98	103

1

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
5.000%, 1/1/39	$31	$33
6.000%, 1/1/39	58	64
4.500%, 3/1/39	45	48
5.000%, 3/1/39	39	42
6.000%, 3/1/39	28	30
4.500%, 4/1/39	183	197
4.000%, 5/1/39	196	206
4.500%, 2/1/40	123	132
4.000%, 10/1/40	284	298
3.500%, 2/1/41	613	625
4.500%, 4/1/41	678	725
4.000%, 7/1/41	152	160
3.500%, 1/1/42	178	181
3.500%, 4/1/42	469	478
3.000%, 11/1/42	235	230
3.000%, 6/1/43	397	389
3.000%, 7/1/43	268	262
GNMA
6.500%, 11/15/23	46	52
6.500%, 12/15/23	1	1
6.500%, 2/15/24	42	47
6.500%, 6/15/28	84	94
6.500%, 7/15/31	28	31
6.500%, 11/15/31	25	29
6.500%, 2/15/32	50	56
6.500%, 4/15/32	39	44
2.586%, 4/16/54	266	282

		6,643

Non-Agency—8.1%
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	128	138
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.473%, 4/25/34(3)	153	150
04-10, 12A3 2.944%, 1/25/35(3)	160	154
Bear Stearns Commercial Mortgage Securities 06- PW12, A4 5.856%, 9/11/38(3)	670	736
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.764%, 4/12/38(3)	80	86
07- PW17, A4 5.694%, 6/11/50(3)	425	478
07-PW18, AM 6.084%, 6/11/50(3)	550	612

	PAR VALUE	VALUE

Non-Agency—(continued)
Chase Mortgage Finance Corp. 07-A1, 10A1 2.875%, 2/25/37(3)	$114	$104
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.484%, 1/15/46(3)	590	635
Countrywide Home Loan Mortgage Pass-Through- Trust 03-4, 1A15 5.500%, 4/25/33	94	98
Credit Suisse Commercial Mortgage Trust 13- IVR3, A2, 144A 3.000%, 5/25/43(3)(4)	134	124
Extended Stay America Trust 13-ESH7, A27, 144A 2.958%, 12/5/31(4)	300	293
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.296%, 6/25/34(3)	98	100
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.993%, 8/10/45(3)	365	405
Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 07-GG11, A4 5.736%, 12/10/49	240	270
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	244	255
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300	316
06-LDP7, AM 6.056%, 4/15/45(3)	125	137
06-LDP9, A3 5.336%, 5/15/47	237	261
07-LD12, A4 5.882%, 2/15/51(3)	425	478
Leaf II Receivables Funding LLC 13-1, C, 144A 3.460%, 9/15/21(4)	150	150
Lehman Brothers - UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)	130	140
06-C6, A4 5.372%, 9/15/39	325	357
07-C6, A4 5.858%, 7/15/40(3)	245	269
MASTR Alternative Loan Trust
03-8, 2A1 5.750%, 11/25/33	264	274
04-6, 10A1 6.000%, 7/25/34	102	105
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	159	165
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	125	143
Merrill Lynch Mortgage Trust 06-C1, AM 5.872%, 5/12/39(3)	75	81
Morgan Stanley Capital I Trust
06-IQ12, A4 5.332%, 12/15/43	525	575
07-IQ14, A4 5.692%, 4/15/49(3)	240	267

2

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Non-Agency—(continued)
07-IQ14, AM 5.875%, 4/15/49(3)	$	130	$	133
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(4)		155		150
Nomura Asset Acceptance Corp. 04-R3, A1, 144A 6.500%, 2/25/35(4)		144		150
Residential Asset Securitization Trust 13-LT2, A, 144A 2.833%, 5/22/28(4)		111		111
SBA Tower Trust 144A 4.254%, 4/15/15(4)		225		229
Sequoia Mortgage Trust 12-3, A1 3.500%, 7/25/42(3)		183		180
Springleaf Mortgage Loan Trust 12-3A, A, 144A 1.570%, 12/25/59(4)		351		347
Structured Asset Securities Corp. Mortgage Pass- Through Certificates 03-21, 2A2 5.250%, 8/25/33		31		32
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.689%, 1/25/37(3)		113		111
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43		285		315
07-C30, AM 5.383%, 12/15/43		160		170
07-C31, A4 5.509%, 4/15/47		250		274
07-C33, A5 6.123%, 2/15/51(3)		140		159
Washington Mutual Mortgage Pass-Through Certificates 03-AR6, A1 2.441%, 6/25/33(3)		129		131

				10,848

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $16,514)				17,491

ASSET-BACKED SECURITIES—2.1%

AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18		140		140
13-2, D 2.420%, 5/8/19		275		269
Bayview Financial Mortgage-Pass-Through Trust 06-A, 1A2 5.483%, 2/28/41(3)		108		110
Beacon Container Finance LLC 12-1A, A, 144A 3.720%, 9/20/27(4)		248		249
BXG Receivables Note Trust 12-A, A, 144A 2.660%, 12/2/27(4)		113		112
Chase Funding Trust 02-2, 1A5 02-2, 1A5 6.333%, 4/25/32(3)		152		156
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)		250		251

		PAR VALUE		VALUE

Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(4)	$	220	$	236
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)		83		83
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)		143		142
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28		155		156
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(4)		94		96
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)		92		97
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 4.895%, 11/25/35(3)		68		67
Santander Drive Auto Receivables Trust
11-2, C 3.280%, 6/15/16		100		102
10-B, C 144A 3.020%, 10/17/16(4)		186		187
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31		136		133
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(3)(4)		70		67
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)		193		204

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,819)				2,857

CORPORATE BONDS—18.1%

Consumer Discretionary—1.1%
Hyatt Hotels Corp. 3.375%, 7/15/23		115		107
International Game Technology 7.500%, 6/15/19		150		175
KOC Holding AS 144A 3.500%, 4/24/20(4)		200		170
Kohl’s Corp. 4.750%, 12/15/23		160		165
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)		40		41
PNK Finance Corp. 144A 6.375%, 8/1/21(4)		80		82
Rent-A-Center, Inc. 144A 4.750%, 5/1/21(4)		35		33
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) 144A 5.875%, 5/15/21(4)		90		87
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23		200		183
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)		110		103
Time Warner Cable, Inc. 6.750%, 7/1/18		185		207

3

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Consumer Discretionary—(continued)
Wyndham Worldwide Corp. 5.625%, 3/1/21	$	125	$	135

				1,488

Consumer Staples—0.7%
Altria Group, Inc. 2.950%, 5/2/23		140		128
Flowers Foods, Inc. 4.375%, 4/1/22		120		119
Reynolds American, Inc. 3.250%, 11/1/22		150		138
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)		150		161
Sinclair Television Group, Inc. 5.375%, 4/1/21		110		105
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)		275		312

				963

Energy—1.3%
Alta Mesa Holdings LP 9.625%, 10/15/18		75		80
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20		55		61
CHC Helicopter SA 9.250%, 10/15/20		100		107
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23		200		180
Ecopetrol SA 5.875%, 9/18/23		65		68
Frontier Oil Corp. 6.875%, 11/15/18		45		49
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)		175		199
Petrobras International Finance Co. 5.375%, 1/27/21		100		100
Petroleos de Venezuela SA
RegS 5.250%, 4/12/17(5)		25		20
RegS 8.500%, 11/2/17(5)		95		86
Petroleos Mexicanos 5.500%, 6/27/44		150		136
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(8)		38		37
QGOG Constellation SA 144A 6.250%, 11/9/19(4)		200		190
Rowan Cos., Inc. 4.875%, 6/1/22		140		145
Targa Resources Partners LP 6.375%, 8/1/22		98		102
Teekay Corp. 8.500%, 1/15/20		75		81
Weatherford International Ltd. 9.625%, 3/1/19		45		57
Williams Cos., Inc. (The) 3.700%, 1/15/23		100		90

				1,788

Financials—8.7%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)		150		154
Air Lease Corp. 4.750%, 3/1/20		80		79

		PAR VALUE		VALUE

Financials—(continued)
Aircastle Ltd. 7.625%, 4/15/20	$	55	$	61
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)		135		132
American International Group, Inc.
2.375%, 8/24/15		85		87
3.375%, 8/15/20		55		55
Associated Banc Corp. 5.125%, 3/28/16		85		92
Assurant, Inc. 5.625%, 2/15/14		250		255
Avis Budget Car Rental LLC 5.500%, 4/1/23		105		98
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)		150		156
Banco Bradesco SA 144A 5.900%, 1/16/21(4)		150		150
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)		164		146
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)		200		182
Banco do Brasil SA 144A 5.375%, 1/15/21(4)		150		144
Banco Santander Brasil SA 144A 4.500%, 4/6/15(4)		100		102
Banco Santander Chile 144A 3.750%, 9/22/15(4)		100		104
Banco Votorantim SA 144A 7.375%, 1/21/20(4)		130		135
Bancolombia SA 5.125%, 9/11/22		150		137
Bank of America Corp. 5.650%, 5/1/18		400		451
Barclays Bank plc 144A 5.926%,(3)(4)(6)(7)		100		103
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)		150		154
Capital One Financial Corp. 6.150%, 9/1/16		125		139
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)		135		132
City National Corp. 5.250%, 9/15/20		100		107
Corporate Office Properties LP 3.600%, 5/15/23		150		136
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(4)		70		68
Fidelity National Financial, Inc. 5.500%, 9/1/22		40		42
Fifth Third Bancorp 4.500%, 6/1/18		150		162
First Niagara Financial Group, Inc. 6.750%, 3/19/20		125		145
Ford Motor Credit Co. LLC 5.750%, 2/1/21		75		83
General Electric Capital Corp. 5.625%, 5/1/18		235		270
Genworth Holdings, Inc. 4.900%, 8/15/23		135		136
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)		135		125
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18		165		187
HCP, Inc.
3.750%, 2/1/19		60		62

4

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
5.375%, 2/1/21	$	60	$	65
Health Care REIT, Inc. 4.700%, 9/15/17		150		163
Hertz Corp. (The) 144A 4.250%, 4/1/18(4)		35		35
Highwoods Realty LP 3.625%, 1/15/23		135		125
HSBC USA, Inc. 1.625%, 1/16/18		135		132
Huntington Bancshares, Inc. 7.000%, 12/15/20		95		113
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%, (3)(4)(6)(7)		160		168
ING (U.S.), Inc.
5.500%, 7/15/22		110		118
5.650%, 5/15/53(3)		110		101
International Lease Finance Corp. 6.250%, 5/15/19		96		101
Jefferies Group LLC 6.875%, 4/15/21		150		166
JPMorgan Chase & Co.
5.250%, 5/1/15		250		266
6.125%, 6/27/17		270		307
KeyCorp 5.100%, 3/24/21		165		182
Kimco Realty Corp. 6.875%, 10/1/19		150		181
Korea Development Bank 4.375%, 8/10/15		100		106
Korea Finance Corp. 4.625%, 11/16/21		200		211
Legg Mason, Inc. 5.500%, 5/21/19		130		142
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)		135		132
Lincoln National Corp. 6.050%, 4/20/67(3)(6)		50		49
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)		150		166
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)		100		109
Morgan Stanley
5.550%, 4/27/17		120		133
4.100%, 5/22/23		80		75
National Retail Properties, Inc. 5.500%, 7/15/21		150		163
Nationstar Mortgage LLC
6.500%, 8/1/18		50		50
6.500%, 7/1/21		80		77
Nordea Bank AB 144A 4.250%, 9/21/22(4)		200		198
ORIX Corp. 5.000%, 1/12/16		86		92
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(4)		65		65
PKO Finance AB 144A 4.630%, 9/26/22(4)(9)		200		196
Progressive Corp. (The) 6.700%, 6/15/37(3)		160		171
Prudential Financial, Inc.
5.875%, 9/15/42(3)		140		137
5.200%, 3/15/44(3)(6)		15		14

		PAR VALUE		VALUE

Financials—(continued)
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	$	150	$	166
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)		145		147
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(9)		200		209
144A 5.125%, 10/29/22(4)(9)		200		186
Senior Housing Properties Trust 4.300%, 1/15/16		125		130
SLM Corp. 5.500%, 1/25/23		235		215
Societe Generale S.A. 144A 3.500%, 1/15/16(4)		105		110
Spansion LLC 7.875%, 11/15/17		100		105
Sun Merger Sub, Inc. 144A 5.875%, 8/1/21(4)		50		51
SunTrust Bank Atlanta GA 2.750%, 5/1/23		200		182
Swedbank AB 144A 1.750%, 3/12/18(4)		200		197
Unum Group 7.125%, 9/30/16		125		143
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22		155		145
Webster Financial Corp. 5.125%, 4/15/14		65		66
Wells Fargo & Co. 3.450%, 2/13/23		115		108
Willis Group Holdings plc 5.750%, 3/15/21		125		135
Zions Bancorporation 4.500%, 6/13/23		40		40

				11,615

Health Care—0.6%
Cardinal Health, Inc. 3.200%, 3/15/23		70		65
CareFusion Corp. 144A 3.300%, 3/1/23(4)		135		127
Express Scripts Holding Co. 3.900%, 2/15/22		140		142
HCA, Inc. 6.500%, 2/15/20		105		114
Mylan, Inc. 144A 3.125%, 1/15/23(4)		150		136
Tenet Healthcare Corp. 4.500%, 4/1/21		105		99
Valeant Pharmaceuticals International, Inc.
Escrow Corp.
144A 6.750%, 8/15/18(4)		65		70
144A 7.500%, 7/15/21(4)		15		16
Zoetis, Inc. 144A 3.250%, 2/1/23(4)		70		67

				836

Industrials—2.7%
AAR Corp. 144A 7.250%, 1/15/22(4)		80		84
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)		75		68
ADT Corp. (The) 144A 6.250%, 10/15/21(4)		110		112
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20		112		122

5

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Industrials—(continued)
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	$	200	$	187
Atlas Air Pass-Through-Trust 00-1, A 8.707%, 1/2/19		99		105
Bombardier, Inc. 144A 6.125%, 1/15/23(4)		135		136
British Airways plc 144A 5.625%, 6/20/20(4)		60		62
Carpenter Technology Corp. 5.200%, 7/15/21		150		157
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17		195		206
99-1, A 6.545%, 2/2/19		192		208
01-1, A1 6.703%, 6/15/21		172		184
Delta Air Lines Pass-Through-Trust 11-1, A 5.300%, 4/15/19		261		279
Deluxe Corp.
7.000%, 3/15/19		60		64
6.000%, 11/15/20		40		41
Embraer SA 5.150%, 6/15/22		145		141
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17		130		142
Norfolk Southern Corp. 2.903%, 2/15/23		140		131
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21		229		237
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)		200		209
Spirit Aerosystems, Inc. 6.750%, 12/15/20		80		84
Steelcase, Inc. 6.375%, 2/15/21		150		167
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22		251		261
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)		150		160

				3,547

Information Technology—0.4%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22		135		132
EarthLink, Inc. 8.875%, 5/15/19		100		97
Fidelity National Financial, Inc. 6.600%, 5/15/17		175		195
QVC, Inc. 5.125%, 7/2/22		135		133

				557

Materials—1.3%
Calumet Specialty Products Partners LP 9.375%, 5/1/19		30		33
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)		100		99
CRH America, Inc.

		PAR VALUE		VALUE

Materials—(continued)
6.000%, 9/30/16	$	255	$	287
8.125%, 7/15/18		150		183
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)		100		106
Hexion U.S. Finance Corp. 144A 8.875%, 2/1/18(4)		65		68
6.625%, 4/15/20		80		80
NewMarket Corp. 4.100%, 12/15/22		142		137
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)		140		141
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)		200		190
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(9)		100		107
Tronox Finance LLC 6.375%, 8/15/20(4)		55		55
Vale Overseas Ltd. 4.375%, 1/11/22		130		125
Vedanta Resources plc 144A 9.500%, 7/18/18(4)		100		110

				1,721

Telecommunication Services—0.4%
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)		250		265
Frontier Communications Corp. 7.125%, 1/15/23		60		60
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21		60		62
Windstream Corp. 7.750%, 10/15/20		80		83

				470

Utilities—0.9%
AmeriGas Partners LP (AmeriGas Finance Corp.) 6.250%, 8/20/19		90		93
Electricite de France SA 144A 5.250%,[(3)(4)(6)(7)		170		161
Energy Transfer Partners LP 4.150%, 10/1/20		130		134
Entergy Mississippi, Inc. 3.100%, 7/1/23		175		164
Kansas City Power & Light Co. 3.150%, 3/15/23		110		104
NRG Energy, Inc. 6.625%, 3/15/23		10		10
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(8)		500		523

				1,189

TOTAL CORPORATE BONDS (Identified Cost $23,853)				24,174

LOAN AGREEMENTS(3)—1.0%

Consumer Discretionary—0.2%
Landry’s, Inc. (Landry’s Restaurant, Inc.) Tranche B, 4.750%, 4/24/18		108		109

6

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE
Consumer Discretionary—(continued)
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) Tranche B, 3.500%, 5/14/20	$	45	$	45
SRAM LLC First Lien, 4.420%, 4/10/20		27		26
TI Group Auto Systems LLC 5.500%, 3/28/19		47		47
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20		32		33

				260

Energy—0.1%
NGPL Pipeco LLC 6.750%, 9/15/17		72		65
Samson Investment Co. Second Lien, 6.000%, 9/25/18		58		58

				123

Financials—0.1%
Altisource Portfolio Solutions S.A.R.L Tranche B, 6.000%, 11/27/19		50		50
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17		119		120

				170

Health Care—0.0%
ConvaTec, Inc. 4.000%, 12/22/16		13		13

Industrials—0.2%
American Airlines, Inc. Tranche B, 4.750%, 6/27/19		105		104
AWAS Finance Luxemborg SA Tranche 2012, 3.500%, 7/16/18		42		42
Brock Holdings Ill, Inc. First Lien, 6.375%, 3/16/17		19		19
Ceridian Corp. Tranche 2013, 4.429%, 5/9/17		48		48
Delta Air Lines, Inc. Tranche B-1, 4.000%, 10/18/18		33		33

				246

Information Technology—0.2%
Alcatel-Lucent U.S.A., Inc. 5.750%, 1/30/19		84		85
CCC Holdings, Inc. 4.000%, 12/20/19		34		34
Mood Media Corp. First Lien, 7.000%, 5/6/18		38		38
Novell, Inc. (Attachmate Corp.) First Lien, 7.625%, 11/22/17		79		80
Riverbed Technology, Inc. 4.000%, 12/18/19		20		20

				257

		PAR VALUE		VALUE

Materials—0.1%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 2006, 5.250%, 10/18/17	$	63	$	64
Houghton International, Inc. Holding Corp. First Lien, 4.000%, 12/20/19		79		79
Tronox Pigments B.V. 4.500%, 3/19/20		28		28

				171

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 5.696%, 10/10/17		65		44

TOTAL LOAN AGREEMENTS (Identified Cost $1,284)				1,284

		SHARES		VALUE

PREFERRED STOCK—0.5%

Financials—0.5%
Ally Financial, Inc. 144A 7.00%(4)		84		80
Banco Bilbao Vizcaya Argentaria S.A.
International S.A. Unipersonal 5.919%(3)		110,000(10)		99
JPMorgan Chase & Co.
Series Q 5.15%		105,000(10)		92
Series 1 7.90%(3)		89,000(10)		97
PNC Financial Services Group, Inc. (The) Series R, 4.85%(3)		95,000(10)		82
Wells Fargo & Co. Series K, 7.98%(3)		95,000(10)		105
Zions Bancorp, 6.95%		4,250		108

TOTAL PREFERRED STOCK (Identified Cost $618)				663

COMMON STOCKS—59.6%

Consumer Discretionary—8.5%
Amazon.com, Inc.(2)		5,400		1,688
Coach, Inc.		29,000		1,581
Comcast Corp. Class A		37,000		1,671
Express, Inc.(2)		65,000		1,533
Ford Motor Co.		94,000		1,586
Goodyear Tire & Rubber Co. (The)(2)		73,000		1,639
Lear Corp.		23,000		1,646

				11,344

Consumer Staples—2.2%
PepsiCo, Inc.		18,000		1,431
Safeway, Inc.		48,000		1,536

				2,967

7

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

Energy—8.0%
Chevron Corp.	12,000	$	1,458
Continental Resources, Inc.(2)	14,000		1,502
Helmerich & Payne, Inc.	24,000		1,655
Schlumberger Ltd.	19,000		1,679
Tesoro Corp.	29,000		1,275
Valero Energy Corp.	44,000		1,502
WPX Energy, Inc.(2)	84,000		1,618

			10,689

Financials—11.3%
Aflac, Inc.	25,000		1,550
BB&T Corp.	46,000		1,552
BlackRock, Inc.	5,300		1,434
Blackstone Group LP (The)(2)	68,000		1,692
Fifth Third Bancorp	86,000		1,551
Goldman Sachs Group, Inc. (The)	9,000		1,424
JPMorgan Chase & Co.	27,000		1,396
Lincoln National Corp.	37,000		1,554
T. Rowe Price Group, Inc.	20,000		1,439
U.S. Bancorp	40,000		1,463

			15,055

Health Care—5.8%
Abbott Laboratories	45,000		1,494
Biogen Idec, Inc.(2)	6,500		1,565
Gilead Sciences, Inc.(2)	25,000		1,571
UnitedHealth Group, Inc.	22,000		1,575
Zimmer Holdings, Inc.	19,000		1,561

			7,766

Industrials—9.6%
Alaska Air Group, Inc.	27,000		1,691
Caterpillar, Inc.	18,000		1,501
Cummins, Inc.	13,000		1,727
Deere & Co.	18,000		1,465
Dover Corp.	18,000		1,617
Parker Hannifin Corp.	15,000		1,631
Trinity Industries, Inc.	34,000		1,542
Union Pacific Corp.	10,000		1,553

			12,727

Information Technology—10.7%
Apple, Inc.	4,800		2,288
Cisco Systems, Inc.	59,000		1,382
Citrix Systems, Inc.(2)	21,000		1,483

	SHARES		VALUE

Information Technology—(continued)
EMC Corp.	59,000	$	1,508
Google, Inc. Class A(2)	1,700		1,489
Jabil Circuit, Inc.	70,000		1,517
MasterCard, Inc. Class A	2,400		1,615
NetApp, Inc.	35,000		1,492
QUALCOMM, Inc.	22,000		1,482

			14,256

Materials—2.4%
CF Industries Holdings, Inc.	8,000		1,687
Freeport-McMoRan Copper & Gold, Inc.	45,000		1,488

			3,175

Telecommunication Services—1.1%
Verizon Communications, Inc.	32,000		1,493
TOTAL COMMON STOCKS (Identified Cost $60,726)			79,472

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $112,158)			132,181

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	818,120		818
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $818)			818

TOTAL INVESTMENTS—99.7% (Identified Cost $112,976)			132,999(1)

Other assets and liabilities, net—0.3%			385

NET ASSETS—100.0%		$	133,384

Abbreviations:

FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see
Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.

8

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $12,387 or 9.2% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date
(8)	Illiquid security.
(9)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(10)	Value shown as par value (not reported in thousands).

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

9

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

Country Weightings †
United States	92%
Australia	1
Brazil	1
Luxembourg	1
United Kingdom	1
Other	4
Total	100%

† % of total investments as of September 30, 2013

10

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013		Level 1 Quoted Prices		Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,857	$	—	$	2,857
Corporate Bonds	24,174		—		24,174
Foreign Government Securities	1,452		—		1,452
Loan Agreements	1,284		—		1,284
Mortgage-Backed Securities	17,491		—		17,491
Municipal Bonds	2,643		—		2,643
U.S. Government Securities	2,145		—		2,145
Equity Securities:
Preferred Stock	663		189		474
Common Stocks	79,472		79,472		—
Short-Term Investments	818		818		—
Total Investments	$132,999	$	80,479	$	52,520

There are no level 3 (significant unobservable inputs) priced securities.

Securities held by the series with an end of period value of $80 were transferred from level 2 into level 1 since starting to use an exchange price

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a Trust consisting of eight diversified and one non-diversified Series (each a “Series”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Series, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

The Series utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Series major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non – U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, 4 p.m. Eastern Time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases, the Series fair value non–U.S. securities using an external pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non – U.S. common stocks may occur on a frequent basis.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Over-the-counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ major categories of assets and liabilities, which primarily include investments of the Series, by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

B. SECURITIES LENDING

Certain Series may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, the Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

At September 30, 2013, the International Series had securities on loan with a market value of $12,511 and cash collateral of $13,257 (reported in thousands):

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each Series’ Schedule of Investments, where applicable.

Restricted securities are not registered under the Securities Act of 1933 as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2013, the Series’ did not hold any illiquid and restricted securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

At September 30, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Series	Tax Cost	Appreciation	(Depreciation)	(Depreciation

Capital Growth Series	$151,748	$56,263	$(926)	$55,337

Growth and Income Series	109,037	35,008	(1,155)	33,853

International Series	228,313	114,394	(6,538)	107,856

Multi-Sector Fixed Income Series	170,537	7,738	(6,647)	1,091

Premium AlphaSector® Series	12,249	1,066	-	1,066

Real Estate Securities Series	56,368	37,956	(682)	37,274

Small-Cap Growth Series	47,922	19,747	(427)	19,320

Small-Cap Value Series	92,587	36,898	(547)	36,351

Strategic Allocation Series	113,187	21,348	(1,536)	19,812

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date these schedules of investments were available for issuance, and has determined that there no subsequent events requiring recognition or disclosure in the Notes to Schedules of Investments.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/27/2013

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	11/27/2013

* Print the name and title of each signing officer under his or her signature.